Right-of-use assets and lease liabilities (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 539,110	$ 151,790	$ 273,222
Total lease liabilities	548,607	170,731	292,679
Increase in lease liability	508,799
Operating sublease income	22,452
Occupancy expense	$ 40,542	$ 45,248	$ 39,561
IFRS 16 [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets				$ 394,654
Total lease liabilities				$ 394,654